Financial debt - Changes in the recoverable cash advances (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of recoverable cash advances
Initial measurement and re-measurement	€ 324,000	€ 247,000
Discounting impact	990,000	925,000	€ 882,000
Fair value
Disclosure of recoverable cash advances
As at January 1	8,431,000	8,127,000
Advances reimbursed (excluding interests)	(396,000)	(350,000)
Interests paid	(27,000)	(24,000)
Initial measurement and re-measurement	(324,000)	(247,000)
Discounting impact	990,000	925,000
As at December 31	€ 8,674,000	€ 8,431,000	€ 8,127,000